Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Mar. 31, 2026
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Residential condominiums under development	¥ 147,783		¥ 140,800
Finished goods	¥ 132,454		128,387
Effective tax rate	30.90%	29.70%
Statutory income tax rate	32.30%	31.50%
Loans held for sale in installment loans	¥ 198,591		105,720
Goodwill acquired	750,078		773,592
Other intangible assets	552,966		570,683
Aggregate loan fair value	60,859		78,020
Accumulated depreciation of Investment in operating leases	1,053,279		1,033,293
Revision of Prior Period, Adjustment
Significant Accounting Policies [Line Items]
Goodwill acquired			773,592
Property under Facility Operations
Significant Accounting Policies [Line Items]
Accumulated depreciation	267,723		245,328
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 65,812		¥ 69,281
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority	50.00%
Minimum | Investment in Corporate Entities
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	20.00%
Minimum | Investments in Partnerships and Other Investments
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	3.00%
Maximum | Investment in Corporate Entities
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%
Maximum | Investments in Partnerships and Other Investments
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	5.00%